Variable interest entity (Details Narrative) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Revenue before consolidation	$ 1.6	$ 0.7	$ 5.5	$ 5.0
Net loss	$ 0.1	$ 0.1	$ 0.3	$ 0.7